Fair Value Measurements (Tables)	9 Months Ended
Jul. 31, 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Financial Assets and Liabilities not Carried at Fair Value
The following table reflects the fair value

of the Bank’s financial assets and liabilities not

carried at fair value.
Financial Assets and Liabilities not carried

at Fair Value
1
(millions of Canadian dollars) As at
July 31, 2026 October 31, 2025
Carrying Fair Carrying Fair
value value value value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance

for credit losses
Government and government-related

securities

$ 169,806 $ 168,522 $ 183,593 $ 182,478
Other debt securities 67,049 66,668 56,846 56,679
Total debt securities at amortized cost, net of allowance for credit losses 236,855 235,190 240,439 239,157
Total loans, net of allowance for loan losses

991,036 992,309 953,012 956,424
Total financial assets not carried at fair value $ 1,227,891 $ 1,227,499 $ 1,193,451 $ 1,195,581
FINANCIAL LIABILITIES
Deposits $ 1,260,724 $ 1,259,446 $ 1,267,104 $ 1,267,466
Securitization liabilities at amortized

cost

16,990 16,978 14,841 14,805
Subordinated notes and debentures

10,523

10,536

10,733 10,929
Total financial liabilities not carried at fair value $ 1,288,237 $ 1,286,960 $ 1,292,678 $ 1,293,200
This table excludes financial assets and liabilities where the carrying value approximates their fair value.

Schedule of Transfers Between Fair Value Hierarchy Levels
Transfers Between Fair Value Hierarchy Levels
(millions of Canadian dollars) For the three months ended
July 31, 2026 July 31, 2025
Level 1 to Level 2 Level 2 to Level 1 Level 1 to Level 2 Level 2 to Level 1
Trading loans, securities, and other $ 1,613 $ 1,569 $ 4,599 $ 850
Financial assets at fair value through other

comprehensive
income 2 – 111 149
Obligations related to securities sold

short
2,010 1,097 3,543 556
For the nine months ended
July 31, 2026 July 31, 2025
Level 1 to Level 2 Level 2 to Level 1 Level 1 to Level 2 Level 2 to Level 1
Trading loans, securities, and other $ 2,071 $ 430 $ 139 $ 666
Financial assets at fair value through other

comprehensive
income 996 514 156 1,653
Obligations related to securities sold

short
2,305 874 – 717

Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
The following tables set out changes in fair

value of all assets and liabilities measured

at fair value using significant Level 3 unobservable

inputs for the three and
nine months ended July 31, 2026 and July

31, 2025.
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars) Change in
unrealized
Fair Total realized and
Fair

gains
value as at unrealized gains (losses) Movements
1
Transfers
value as at

(losses) on
May 1 Included Included Purchases/ Sales/ Into Out of July 31 instruments
2026 in income
2
in OCI
3,4
Issuances

Settlements Level 3 Level 3 2026 still held
5
FINANCIAL ASSETS

Trading loans, securities,

and other
Other debt securities $ 48 $ – $ – $ – $ 4 $ 6 $ – $ 58 $ –
Equity securities 25 1 – 19 (19) – – 26 –
Trading loans 426 (43) – – – – – 383 –

499 (42) – 19 (15) 6 – 467

–
Non-trading financial
assets at fair value
through profit or loss
Securities 1,529 33 – 46 (38) – (2) 1,568 3
Loans 1 – – – – – – 1 –
1,530 33 – 46 (38) – (2) 1,569 3
Financial assets at fair value
through other

comprehensive income
Other debt securities – – – – – – – – –
Equity securities

2,143 9 14 425 (9) – – 2,582 12

$ 2,143 $ 9 $ 14 $ 425 $ (9) $ – $ – $ 2,582 $ 12
FINANCIAL LIABILITIES
Trading deposits
6
$ (158) $ (3) $ – $ (16) $ 33 $ – $ (121) $ (265) $ 12
Derivatives 7
Interest rate contracts

(77) 11 – – 2 – – (64)

(8)
Foreign exchange contracts (1) 1 – – – (3) 1 (2) 2
Equity contracts (107) – – 1 – – 117 11 118
Commodity and other contracts 36 (12) – – (5) – (18) 1 (18)

(149) – – 1 (3) (3) 100 (54)

94
Financial liabilities designated
at fair value through profit
or loss

(4) (3) – (4) 8 – – (3)

–
Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements
1
Transfers value as at (losses) on
November 1 Included Included Purchases/ Sales/ Into Out of July 31 instruments
2025 in income
2
in OCI
4
Issuances Settlements Level 3 Level 3 2026 still held
5
FINANCIAL ASSETS

Trading loans, securities,

and other
Other debt securities $ 67 $ (1) $ – $ – $ (18) $ 11 $ (1) $ 58 $ (4)
Equity securities 25 1 – 19 (19) – – 26 –
Trading loans – (166) – 549 – – – 383 –

92 (166) – 568 (37) 11 (1) 467

(4)
Non-trading financial
assets at fair value
through profit or loss
Securities 1,567 70 – 165 (236) 4 (2) 1,568 35
Loans – – – 1 – – – 1 –
1,567 70 – 166 (236) 4 (2) 1,569 35
Financial assets at fair value
through other

comprehensive income
Other debt securities – – – – – – – – –
Equity securities

1,911 9 24 735 (97) – – 2,582 20

$ 1,911 $ 9 $ 24 $ 735 $ (97) $ – $ – $ 2,582 $ 20
FINANCIAL LIABILITIES
Trading deposits 6 $ (273) $ 36 $ – $ (22) $ 107 $ – $ (113) $ (265) $ 56
Derivatives 7
Interest rate contracts

(68) – – – 4 – – (64) (3)
Foreign exchange contracts (2) 5 – – – (3) (2) (2) 3
Equity contracts (155) 21 – 1 (5) 1 148 11 144
Commodity and other contracts (55) 52 – 4 (6) 24 (18) 1 45

(280) 78 – 5 (7) 22 128 (54) 189
Financial liabilities designated
at fair value through profit
or loss

(2) (5) – (13) 17 – – (3) (9)
Includes foreign exchange.
2

Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated

Statement of Income.
3

Other comprehensive income (OCI).
4

Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 5 for further details.
5

Changes in unrealized gains/losses on financial assets at FVOCI are recognized in accumulated other comprehensive income (AOCI).
6

Issuances and repurchases of trading deposits are reported on a gross basis.
7

Consists of derivative assets of $
48

million (April 30, 2026/May 1, 2026 – $
76

million; October 31, 2025/November 1, 2025 – $
11

million) and derivative liabilities of $
102

million
(April 30, 2026/May 1, 2026 – $ 225

million; October 31, 2025/November 1, 2025 – $
291

million) which have been netted in this table for presentation purposes only.
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars) Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements
1
Transfers value as at (losses) on
May 1 Included Included Purchases/ Sales/ Into Out of July 31 instruments
2025 in income
2
in OCI
3
Issuances

Settlements Level 3 Level 3 2025 still held
4
FINANCIAL ASSETS

Trading loans, securities,

and other
Other debt securities $ 6 $ (1) $ – $ – $ (1) $ 5 $ (2) $ 7 $ (1)
Equity securities 28 – – – – – – 28 –

34 (1) – – (1) 5 (2) 35

(1)
Non-trading financial
assets at fair value
through profit or loss
Securities 1,253 22 – 220 (11) – – 1,484 12
1,253 22 – 220 (11) – – 1,484 12
Financial assets at fair value
through other

comprehensive income
Other debt securities – – – – – – – – –
Equity securities

2,808 – 2 2 (659) – – 2,153 2

$ 2,808 $ – $ 2 $ 2 $ (659) $ – $ – $ 2,153 $ 2
FINANCIAL LIABILITIES
Trading deposits 5 $ (384) $ 3 $ – $ (45) $ 27 $ – $ 1 $ (398) $ 4
Derivatives
6
Interest rate contracts

(81) 15 – – 2 – – (64)

(5)
Foreign exchange contracts (1) 4 – – (1) (1) 1 2 6
Equity contracts (131) (3) – – (1) – 3 (132) (4)
Commodity and other contracts (20) 31 – – 1 – – 12 26

(233) 47 – – 1 (1) 4 (182)

23
Financial liabilities designated
at fair value through profit
or loss

(1) – – (5) 4 – – (2)

–
Change in
unrealized
Fair Total realized and Fair gains
value as at unrealized gains (losses) Movements
1
Transfers value as at (losses) on
November 1 Included Included Purchases/ Sales/ Into Out of July 31 instruments
2024 in income
2
in OCI
3
Issuances Settlements Level 3 Level 3 2025 still held
4
FINANCIAL ASSETS

Trading loans, securities,

and other
Other debt securities $ 26 $ (1) $ – $ 1 $ (23) $ 6 $ (2) $ 7 $ (2)
Equity securities

12 1 – 22 (7) – – 28 (1)

38 – – 23 (30) 6 (2) 35

(3)
Non-trading financial
assets at fair value
through profit or loss
Securities 1,233 12 – 296 (47) – (10) 1,484 (16)
1,233 12 – 296 (47) – (10) 1,484 (16)
Financial assets at fair value
through other

comprehensive income
Other debt securities 7 – – – (7) – – – –
Equity securities

3,355 – 5 4 (1,211) – – 2,153 –

$ 3,362 $ – $ 5 $ 4 $ (1,218) $ – $ – $ 2,153 $ –
FINANCIAL LIABILITIES
Trading deposits
5
$ (505) $ 31 $ – $ (169) $ 243 $ – $ 2 $ (398) $ 38
Derivatives
6
Interest rate contracts

(158) 83 – – 11 – – (64)

85
Foreign exchange contracts 1 (13) – – 2 8 4 2 2
Equity contracts (24) (106) – – (3) (2) 3 (132) (106)
Commodity and other contracts (10) 22 – – – – – 12 20

(191) (14) – – 10 6 7 (182)

1
Financial liabilities designated
at fair value through profit
or loss

(24) 7 – (19) 34 – – (2)

1
Includes foreign exchange.
2

Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated

Statement of Income.
3

Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 5 for further details.
4

Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
5

Issuances and repurchases of trading deposits are reported on a gross basis.
6

Consists of derivative assets of $
49

million (April 30, 2025/May 1, 2025 – $
32

million; October 31, 2024/November 1, 2024 – $
30

million) and derivative liabilities of $
231

million
(April 30, 2025/May 1, 2025 – $ 265

million; October 31, 2024/November 1, 2024 – $
221

million) which have been netted in this table for presentation purposes only.

At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Fair Value Hierarchy for Assets and Liabilities
The following table presents the levels within

the fair value hierarchy for each of the assets

and liabilities measured at fair value on a

recurring basis as at
July 31, 2026 and October 31, 2025.
Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
(millions of Canadian dollars) As at
July 31, 2026 October 31, 2025
Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
FINANCIAL ASSETS AND COMMODITIES
Trading loans, securities, and other
1
Government and government-related securities
Canadian government debt
Federal $ 4,750 $ 2,957 $ – $ 7,707 $ 4,892 $ 3,875 $ – $ 8,767
Provinces

– 5,994 – 5,994 – 4,537 – 4,537
U.S. federal, state, municipal governments,

and agencies debt
2,215 21,461 – 23,676 2,973 20,811 – 23,784
Other OECD 2

government-guaranteed debt
504 5,388 – 5,892 283 5,818 – 6,101
Mortgage-backed securities – 699 – 699 – 768 – 768
Other debt securities
Canadian issuers

– 7,279 53 7,332 – 6,695 67 6,762
Other issuers – 17,383 5 17,388 – 16,508 – 16,508
Equity securities 92,128 229 26 92,383 87,713 171 25 87,909
Trading loans

– 31,997 383 32,380 – 30,032 – 30,032
Commodities 23,143 1,539 – 24,682 33,446 1,521 – 34,967
Retained interests – – – – – 1 – 1

122,740 94,926 467 218,133 129,307 90,737 92 220,136
Non-trading financial assets at fair value

through profit or loss
Securities 704 6,023 1,568 8,295 465

5,019 1,567 7,051
Loans – 1,238 1 1,239 – 344 – 344
704 7,261 1,569 9,534 465 5,363 1,567 7,395
Derivatives
Interest rate contracts

3 12,084 12 12,099 6

10,990 8 11,004
Foreign exchange contracts

73 42,448 5 42,526 30 53,576 3 53,609
Credit contracts

– 99 – 99 – 44 – 44
Equity contracts

115 19,781 11 19,907 162 12,534 – 12,696
Commodity and other contracts

345 5,059 20 5,424 752 4,867 – 5,619
536 79,471 48 80,055 950 82,011 11 82,972
Financial assets designated at
fair value through profit or loss
Securities
1
– 7,071 – 7,071 –

6,986 – 6,986
– 7,071 – 7,071 – 6,986 – 6,986
Financial assets at fair value through other

comprehensive income
Government and government-related securities
Canadian government debt
Federal 99 16,379 – 16,478 100 15,791 – 15,891
Provinces

– 24,931 – 24,931 – 21,080 – 21,080
U.S. federal, state, municipal governments,

and agencies debt
521 53,749 – 54,270 851 53,641 – 54,492
Other OECD government-guaranteed debt – 9,791 – 9,791 – 7,875 – 7,875
Mortgage-backed securities – 1,646 – 1,646 – 1,896 – 1,896
Other debt securities
Asset-backed securities – 8,374 – 8,374 – 8,709 – 8,709
Corporate and other debt – 15,464 – 15,464 – 13,091 – 13,091
Equity securities 1,153 29 2,582 3,764 1,136 – 1,911 3,047
Loans – 374 – 374 – 288 – 288

1,773 130,737 2,582 135,092 2,087 122,371 1,911 126,369
Securities purchased under reverse
repurchase agreements – 146,167 – 146,167 – 7,574 – 7,574
FINANCIAL LIABILITIES
Trading deposits

–

43,221

265

43,486

– 37,609 273 37,882
Derivatives

Interest rate contracts

3 11,899 76 11,978 6

9,572

76

9,654
Foreign exchange contracts

68 32,295 7 32,370 24 42,496 5 42,525
Credit contracts

– 349 – 349 – 440 – 440
Equity contracts

– 25,409 – 25,409 – 19,528 155 19,683
Commodity and other contracts

640 4,543 19 5,202 806 6,193 55 7,054
711 74,495 102 75,308 836 78,229 291

79,356
Securitization liabilities at fair value – 26,491 – 26,491 –

25,283

–

25,283
Financial liabilities designated at fair value
through profit or loss – 213,019 3 213,022 –

197,633

2

197,635
Obligations related to securities sold short 1

14,451 27,473 – 41,924 15,342

28,453

–

43,795
Obligations related to securities sold
under repurchase agreements – 172,099 – 172,099 – 11,557 – 11,557
Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).
2
Organisation for Economic Co-operation and Development (OECD).